Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.15%

ASSET-BACKED SECURITIES 3.82%

Automobiles 0.12%

ACC Trust 2018-1 C†	6.81%		2/21/2023	$4,557	$4,588,857
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%		9/15/2021	2,464	2,477,533
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%		11/15/2021	7,942	8,000,189
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	6,884	6,888,670
Total					21,955,249

Credit Cards 0.09%

Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	16,717	17,060,434

Other 3.61%
AMMC CLO XII Ltd. 2013-12A DR†	2.943%(3 Mo. LIBOR + 2.70	%)#	11/10/2030	3,859	3,384,153	(a)
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.964%(3 Mo. LIBOR + 1.70	%)#	7/24/2029	3,440	3,400,570
Apex Credit CLO LLC 2017-2A B†	2.077%(3 Mo. LIBOR + 1.85	%)#	9/20/2029	7,197	7,032,471
Apex Credit CLO Ltd. 2016-1A AS1R†	1.545%(3 Mo. LIBOR + 1.30	%)#	10/27/2028	4,921	4,901,066
Apidos CLO XXIII 2015-23A AR†	2.821%(3 Mo. LIBOR + 1.22	%)#	4/15/2033	4,000	3,979,164
Bain Capital Credit CLO Ltd. 2017-2A BR†	2.045%(3 Mo. LIBOR + 1.80	%)#	7/25/2030	7,000	7,000,064
Battalion CLO VII Ltd. 2014-7A CRR†	3.203%(3 Mo. LIBOR + 2.93	%)#	7/17/2028	1,831	1,746,263
Battalion CLO XV Ltd. 2019-16A B†	2.272%(3 Mo. LIBOR + 2.00	%)#	12/19/2032	23,286	23,294,174
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.275%(3 Mo. LIBOR + 2.00	%)#	1/15/2033	7,922	7,927,572
Carlyle US CLO Ltd. 2019-4A B†	2.975%(3 Mo. LIBOR + 2.70	%)#	1/15/2033	15,609	15,632,689
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.872%(3 Mo. LIBOR + 1.60	%)#	10/20/2028	2,600	2,576,766
Cedar Funding VI CLO Ltd. 2016-6A DR†	3.272%(3 Mo. LIBOR + 3.00	%)#	10/20/2028	7,699	7,331,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

CIFC Funding Ltd. 2013-2A A2LR†	1.872%(3 Mo. LIBOR + 1.60	%)#	10/18/2030	$11,000	$10,941,184
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,267	2,268,573
Elmwood CLO I Ltd. 2019-1A A†	1.622%(3 Mo. LIBOR + 1.35	%)#	4/20/2030	43,514	43,513,266
Galaxy XXI CLO Ltd. 2015-21A AR†	1.292%(3 Mo. LIBOR + 1.02	%)#	4/20/2031	5,311	5,237,974
Greywolf CLO III Ltd. 2020-3RA A1R†	1.548%(3 Mo. LIBOR + 1.29	%)#	4/15/2033	20,101	19,935,343
Greywolf CLO VII Ltd. 2018-2A A1†	1.452%(3 Mo. LIBOR + 1.18	%)#	10/20/2031	10,000	9,939,289
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.395%(3 Mo. LIBOR + 2.15	%)#	7/25/2027	5,476	5,380,937
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.973%(3 Mo. LIBOR + 1.70	%)#	1/17/2030	9,320	9,222,099
Harbor Park CLO Ltd. 2018-1A D†	3.172%(3 Mo. LIBOR + 2.90	%)#	1/20/2031	4,560	4,391,146
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	2,742	2,890,882
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	37,516	38,934,760
Jamestown CLO VII Ltd. 2015-7A BR†	1.895%(3 Mo. LIBOR + 1.65	%)#	7/25/2027	12,548	12,113,347
Kayne CLO 5 Ltd. 2019-5A A†	1.614%(3 Mo. LIBOR + 1.35	%)#	7/24/2032	38,000	37,952,587
Kayne CLO 7 Ltd. 2020-7A A1†	2.607%(3 Mo. LIBOR + 1.20	%)#	4/17/2033	47,944	47,536,534
KKR CLO 9 Ltd. 9 B1R†	2.025%(3 Mo. LIBOR + 1.75	%)#	7/15/2030	6,340	6,263,178
KVK CLO Ltd. 2013-A BR†	1.718%(3 Mo. LIBOR + 1.45	%)#	1/14/2028	3,567	3,527,634
Marble Point CLO XVII Ltd. 2020-1A A†	1.572%(3 Mo. LIBOR + 1.30	%)#	4/20/2033	29,415	29,062,489
Marble Point CLO XVII Ltd. 2020-1A B†	2.042%(3 Mo. LIBOR + 1.77	%)#	4/20/2033	9,348	9,280,868
Mariner CLO Ltd. 2017-4A D†	3.295%(3 Mo. LIBOR + 3.05	%)#	10/26/2029	6,254	6,036,623
Mountain View CLO 2017-1A BR†	2.021%(3 Mo. LIBOR + 1.75	%)#	10/16/2029	11,046	10,950,032
Mountain View CLO X Ltd. 2015-10A BR†	1.616%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	13,725	13,452,546
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.612%(3 Mo. LIBOR + 1.34	%)#	1/19/2033	12,300	12,236,783
Northwoods Capital 20 Ltd. 2019-20A C†	3.045%(3 Mo. LIBOR + 2.80	%)#	1/25/2030	14,954	14,975,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.444%(3 Mo. LIBOR + 1.18	%)#	1/24/2033	$15,000	$14,837,552
Octagon Investment Partners 48 Ltd. 2020-3A A†	Zero Coupon	#	10/20/2031	35,000	34,903,515
Octagon Investment Partners XI 2012 1A A2R†	2.175%(3 Mo. LIBOR + 1.90	%)#	7/15/2029	6,105	6,120,009
OZLM Funding III Ltd. 2013-3A A2AR†	2.208%(3 Mo. LIBOR + 1.95	%)#	1/22/2029	15,000	15,021,303
Palmer Square Loan Funding Ltd. 2018-1A A2†	1.325%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	9,660	9,542,062
Palmer Square Loan Funding Ltd. 2018-1A B†	1.675%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	5,069	4,987,193
Parallel Ltd. 2017-1A A1R†	1.302%(3 Mo. LIBOR + 1.03	%)#	7/20/2029	5,000	4,962,836
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,678	17,769,479
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	22,098	22,203,962
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	14,123	13,303,039
Regatta VI Funding Ltd. 2016-1A DR†	2.972%(3 Mo. LIBOR + 2.70	%)#	7/20/2028	2,216	2,128,815
Regatta XVI Funding Ltd. 2019-2A B†	2.325%(3 Mo. LIBOR + 2.05	%)#	1/15/2033	31,200	31,250,553
Sound Point CLO XI Ltd. 2016-1A DR†	3.222%(3 Mo. LIBOR + 2.95	%)#	7/20/2028	6,840	6,440,753	(a)
THL Credit Wind River CLO Ltd. 2017-1A B†	1.972%(3 Mo. LIBOR + 1.70	%)#	4/18/2029	9,200	9,106,716
THL Credit Wind River CLO Ltd. 2018-3A D†	3.222%(3 Mo. LIBOR + 2.95	%)#	1/20/2031	1,264	1,178,702
West CLO Ltd. 2014-2A BR†	2.021%(3 Mo. LIBOR + 1.75	%)#	1/16/2027	4,541	4,477,727
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	19,550	20,147,179
Total					662,630,781
Total Asset-Backed Securities (cost $703,504,930)					701,646,464

				Shares (000)
COMMON STOCKS 7.96%

Advertising 0.11%

Snap, Inc. Class A*				778	20,306,765

Auto Parts & Equipment 0.02%

Chassix Holdings, Inc.				607	4,552,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Shares (000)	Fair Value
Beverages 0.49%

Boston Beer Co., Inc. (The) Class A*	82	$72,551,240
Brown-Forman Corp. Class B	236	17,750,665
Total		90,301,905

Building & Construction 0.22%

DR Horton, Inc.	273	20,612,730
NVR, Inc.*	5	19,745,968
Total		40,358,698

Building Materials 0.35%

Sherwin-Williams Co. (The)	53	36,929,310
Trex Co., Inc.*	374	26,799,880
Total		63,729,190

Chemicals 0.27%

Air Products & Chemicals, Inc.	65	19,229,842
Scotts Miracle-Gro Co. (The)	200	30,620,380
Total		49,850,222

Discount Stores 0.10%

Amazon.com, Inc.*	6	18,804,216

Diversified Capital Goods 0.48%

Enphase Energy, Inc.*	830	68,553,004
Trane Technologies plc (Ireland)(b)	162	19,611,096
Total		88,164,100

Electronics 0.12%

Roku, Inc.*	117	22,066,755

Energy: Exploration & Production 0.00%

Templar Energy LLC Class A Units	417	16,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Shares (000)	Fair Value
Food: Wholesale 0.15%

McCormick & Co., Inc.	143	$27,710,492

Gaming 0.43%

Penn National Gaming, Inc.*(c)	1,084	78,791,242

Machinery 0.33%

Generac Holdings, Inc.*	210	40,726,365
Roper Technologies, Inc.	52	20,603,406
Total		61,329,771

Managed Care 0.13%

BioNTech SE ADR*(c)	334	23,156,466

Media: Content 0.23%

ION Media Networks, Inc.	4	3,716,975	(d)
Netflix, Inc.*	77	38,279,797
Total		41,996,772

Medical Products 0.26%

Align Technology, Inc.*	85	27,844,259
Intuitive Surgical, Inc.*	27	19,466,230
Total		47,310,489

Metals/Mining (Excluding Steel) 0.24%

Freeport-McMoRan, Inc.	1,512	23,648,744
Pan American Silver Corp. (Canada)(b)	614	19,744,472
Total		43,393,216

Personal & Household Products 0.29%

Clorox Co. (The)	87	18,366,546
Gibson Brands, Inc.	107	12,560,985	(a)
Pool Corp.	63	21,155,306
Remington Outdoor Co., Inc.	164	45,031
Revlon, Inc. Class A	1,798	427,126
Total		52,554,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Shares (000)	Fair Value
Pharmaceuticals 0.52%

Acceleron Pharma, Inc.*	438	$49,304,457
Arena Pharmaceuticals, Inc.*	244	18,265,363
Mirati Therapeutics, Inc.*	166	27,523,120
Total		95,092,940

Rail 0.20%
Kansas City Southern	102	18,516,811
Norfolk Southern Corp.	89	19,140,764
Total		37,657,575

Real Estate Development & Management 0.10%

CoStar Group, Inc.*	22	18,670,614

Recreation & Travel 0.15%

Vail Resorts, Inc.	130	27,855,470

Restaurants 0.70%

Chipotle Mexican Grill, Inc.*	22	27,707,371
Domino’s Pizza, Inc.	44	18,802,054
Shake Shack, Inc. Class A*(c)	1,276	82,272,418
Total		128,781,843

Software/Services 1.27%

Coupa Software, Inc.*	68	18,572,355
Five9, Inc.*	222	28,758,745
Okta, Inc.*	128	27,423,910
Pinterest, Inc. Class A*	1,384	57,454,780
Spotify Technology SA (Sweden)*(b)	118	28,599,731
Square, Inc. Class A*	117	19,049,560
Stamps.com, Inc.*	101	24,426,788
Veeva Systems, Inc. Class A*	101	28,456,990
Total		232,742,859

Specialty Retail 0.46%

Carvana Co.*	87	19,346,440
Claires Holdings LLC	15	6,331,126
Lululemon Athletica, Inc. (Canada)*(b)	117	38,610,728
SiteOne Landscape Supply, Inc.*	173	21,117,959
Total		85,406,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments			Shares (000)	Fair Value
Technology Hardware & Equipment 0.11%

NVIDIA Corp.			36	$19,426,551

Transportation: Infrastructure/Services 0.01%

ACBL Holdings Corp.			45	1,807,104

Trucking & Delivery 0.22%

AMERCO			51	18,154,980
FedEx Corp.			86	21,549,228
Total				39,704,208
Total Common Stocks (cost $1,298,196,843)				1,461,540,310

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.34%

Automakers

Tesla, Inc. (cost $33,265,805)	2.00%	5/15/2024	$9,068	62,705,047

FLOATING RATE LOANS(e) 4.87%

Aerospace/Defense 0.05%

Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50%(3 Mo. LIBOR + 6.50%)	3/6/2024	8,103	6,927,868
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%	3/6/2025	8,632	2,704,625
Total				9,632,493

Air Transportation 0.09%

JetBlue Airways Corporation Term Loan	6.25%(3 Mo. LIBOR + 5.25%)	6/17/2024	17,320	17,222,546

Cable & Satellite Television 0.14%

Cablevision Lightpath LLC Term Loan B	— (f)	9/15/2027	9,775	9,734,726
Charter Communications Operating, LLC 2019 Term Loan B2	1.90%(1 Mo. LIBOR + 1.75%)	2/1/2027	16,828	16,474,421
Total				26,209,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.23%

Illuminate Buyer, LLC Term Loan	4.22% (3 Mo. LIBOR + 4.00	%)(f)	6/16/2027	$17,530	$17,422,252
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(b)	3.151%(1 Mo. LIBOR + 3.00%)		10/1/2025	24,928	24,216,204
Total					41,638,456

Diversified Capital Goods 0.14%

Granite Holdings US Acquisition Co. Term Loan B	5.47%(3 Mo. LIBOR + 5.25%)		9/30/2026	22,286	21,171,561
UTEX Industries Inc. 1st Lien Term loan 2014(g)	—	(f)	5/22/2021	13,346	4,187,338
Total					25,358,899

Electric: Generation 0.23%

Astoria Energy LLC Term Loan B	5.00%(1 Mo. LIBOR + 4.00%)		12/24/2021	16,330	16,288,993
EFS Cogen Holdings I LLC 2020 Term Loan B	—	(f)	10/1/2027	18,762	18,729,497
Frontera Generation Holdings LLC 2018 Term Loan B	5.25%(3 Mo. LIBOR + 4.25%)		5/2/2025	18,436	6,397,414
Total					41,415,904

Food: Wholesale 0.26%

Froneri International Ltd. 2020 USD Term Loan (United Kingdom)(b)	2.397% (1 Mo. LIBOR + 2.25%)		1/31/2027	3,027	2,916,494
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.147% (1 Mo. LIBOR + 2.00%)		5/1/2026	12,545	12,245,723
United Natural Foods, Inc. Term Loan B	4.397% (1 Mo. LIBOR + 4.25%)		10/22/2025	33,542	32,806,091
Total					47,968,308

Gaming 0.37%

Mohegan Tribal Gaming Authority 2016 Term Loan B	7.375% (3 Mo. LIBOR + 6.38%)		10/13/2023	23,982	21,504,134
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00%(1 Mo. LIBOR + 2.25%)		10/15/2025	16,205	15,799,697
Playtika Holding Corp Term Loan B	7.00%(6 Mo. LIBOR + 6.00%)		12/10/2024	31,131	31,217,205
Total					68,521,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 0.06%

Buckeye Partners, L.P. 2019 Term Loan B	2.897% (1 Mo. LIBOR + 2.75%)		11/1/2026	$11,645	$11,450,648

Health Care 0.05%

Global Medical Response, Inc. 2020 Term Loan B	—	(f)	9/16/2025	9,190	9,000,493

Health Facilities 0.10%
WP CityMD Bidco LLC 2019 Term Loan B	5.50%(3 Mo. LIBOR + 4.50%)		8/13/2026	17,934	17,875,074

Health Services 0.70%

Da Vinci Purchaser Corp. 2019 Term Loan	5.238% (3 Mo. LIBOR + 4.00%)		1/8/2027	16,271	16,121,891
Global Medical Response, Inc. 2018 Term Loan B1	4.25%(3 Mo. LIBOR + 3.25%)		4/28/2022	17,866	17,848,796
National Mentor Holdings, Inc. 2019 Term Loan B	4.40%(1 Mo. LIBOR + 4.25%)		3/9/2026	9,709	9,591,430
National Mentor Holdings, Inc. 2019 Term Loan C	4.40%(1 Mo. LIBOR + 4.25%)		3/9/2026	443	437,816
Parexel International Corporation Term Loan B	2.897% (1 Mo. LIBOR + 2.75%)		9/27/2024	17,523	16,855,079
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.897% (1 Mo. LIBOR + 3.75%)		11/17/2025	43,763	42,605,222
U.S. Renal Care, Inc. 2019 Term Loan B	5.147% (1 Mo. LIBOR + 5.00%)		6/26/2026	25,081	24,506,940
Total					127,967,174

Insurance Brokerage 0.09%

Hub International Limited 2018 Term Loan B	3.263% (3 Mo. LIBOR + 3.00%)		4/25/2025	16,874	16,351,287

Machinery 0.12%

Vertical Midco GmbH USD Term Loan B	4.57%(3 Mo. LIBOR + 4.25	%)(f)	7/30/2027	22,635	22,489,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content 0.09%

Univision Communications Inc. 2020 Replacement Term Loan	4.75%(1 Mo. LIBOR + 3.75%)	3/13/2026	$7,898	$7,709,503
Univision Communications Inc. Term Loan C5	3.75%(1 Mo. LIBOR + 2.75%)	3/15/2024	8,271	7,986,310
Total				15,695,813

Personal & Household Products 0.18%

FGI Operating Company, LLC Exit Term Loan	12.00%(3 Mo. LIBOR + 10.00%)	5/16/2022	1,066	234,524	(h)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25%(3 Mo. LIBOR + 3.50%)	6/30/2025	25,550	13,477,782
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.25%(3 Mo. LIBOR + 4.25%)	9/25/2024	19,435	18,967,393
Total				32,679,699

Rail 0.12%

Genesee & Wyoming Inc. (New) Term Loan	2.22%(3 Mo. LIBOR + 2.00%)	12/30/2026	23,294	22,973,354

Recreation & Travel 0.19%

Alterra Mountain Company Term Loan B1	2.897% (1 Mo. LIBOR + 2.75%)	7/31/2024	18,953	18,352,513
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(b)	3.50%(1 Mo. LIBOR + 2.50%)	2/1/2024	16,211	15,791,988
Total				34,144,501

Restaurants 0.23%

IRB Holding Corp 2020 Term Loan B	3.75%(6 Mo. LIBOR + 2.75%)	2/5/2025	19,157	18,340,598
Panera Bread Company Term Loan A	2.438% (1 Mo. LIBOR + 2.25%)	7/18/2022	25,400	24,066,068
Total				42,406,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.62%

Cornerstone OnDemand, Inc. Term Loan B	4.406% (1 Mo. LIBOR + 4.25%)	4/22/2027	$17,280	$17,272,424
LogMeIn, Inc. Term Loan B	4.906% (3 Mo. LIBOR + 4.75%)	8/14/2027	51,078	49,466,362
Omnitracs, Inc. 2020 Incremental Term Loan	— (f)	3/23/2025	13,054	12,980,478
Tibco Software Inc. 2020 Term Loan B	3.896%(1 Mo. LIBOR + 3.75%)	6/30/2026	17,742	17,365,145
Ultimate Software Group Inc. (The) Term Loan B	3.897% (1 Mo. LIBOR + 3.75%)	5/4/2026	16,099	15,989,824
Total				113,074,233

Specialty Retail 0.24%

BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.151%(1 Mo. LIBOR + 2.00%)	2/3/2024	21,813	21,473,564
Claire’s Stores, Inc. 2019 Term Loan B	6.647% (1 Mo. LIBOR + 6.50%)	12/18/2026	11,705	9,227,132
PetSmart, Inc. Consenting Term Loan	4.50%(6 Mo. LIBOR + 3.50%)	3/11/2022	13,643	13,632,855
Total				44,333,551

Support: Services 0.43%

DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	3.75%(1 Mo. LIBOR + 3.00%)	2/3/2025	12,451	11,984,431
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.518% (3 Mo. LIBOR + 8.25%)	4/10/2026	20,018	19,317,848	(h)
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.397% (1 Mo. LIBOR + 3.25%)	10/20/2025	29,247	25,335,028
Pike Corporation 2020 Term Loan B	3.15%(1 Mo. LIBOR + 3.00%)	7/24/2026	10,192	10,138,511
Trans Union, LLC 2019 Term Loan B5	1.897% - 1.90%(1 Mo. LIBOR + 1.75%)	11/16/2026	12,698	12,403,186
Total				79,179,004

Telecommunications: Wireless 0.14%

Xplornet Communications, Inc. 2020 Term Loan B (Canada)(b)	4.897% (1 Mo. LIBOR + 4.75%)	6/10/2027	25,972	25,582,725
Total Floating Rate Loans (cost $917,944,917)				893,170,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 2.78%

Argentina 0.25%

Ciudad Autonoma De Buenos Aires†(b)	7.50%	6/1/2027		$25,650	$18,404,132
Province of Santa Fe†(b)	6.90%	11/1/2027		24,260	15,769,243
Provincia de Mendoza†(b)	8.375%	5/19/2024		18,344	12,107,223
Total					46,280,598

Australia 0.16%

Australian Government(i)	4.25%	4/21/2026	AUD	33,642	29,207,013

Bermuda 0.15%

Bermuda Government International Bond†	2.375%	8/20/2030		$14,545	14,744,993
Bermuda Government International Bond†	3.375%	8/20/2050		12,887	13,289,719
Total					28,034,712

Egypt 0.27%

Arab Republic of Egypt†(b)	5.577%	2/21/2023		47,734	49,164,111

Ghana 0.25%

Republic of Ghana†(b)	6.375%	2/11/2027		50,000	45,186,800

Honduras 0.10%

Honduras Government†(b)	5.625%	6/24/2030		16,925	18,185,912

Ivory Coast 0.14%

Ivory Coast Government International Bond†(i)	5.875%	10/17/2031	EUR	24,313	25,886,661

Kenya 0.46%

Republic of Kenya†(b)	7.25%	2/28/2028		$57,576	56,898,043
Republic of Kenya†(b)	8.25%	2/28/2048		27,972	26,927,805
Total					83,825,848

Mongolia 0.24%

Development Bank of Mongolia LLC†(b)	7.25%	10/23/2023		31,219	32,782,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mongolia (continued)

Mongolia Government International Bond†(b)(j)	5.125%	4/7/2026	$11,299	$11,383,743
Total				44,166,069

Nigeria 0.14%

Republic of Nigeria†(b)	6.50%	11/28/2027	27,000	25,797,960

Peru 0.05%

Peruvian Government International Bond(b)	2.392%	1/23/2026	9,266	9,724,667

Ukraine 0.28%

Ukraine Government†(b)	7.375%	9/25/2032	54,815	51,647,515

United Arab Emirates 0.29%

Abu Dhabi Government International†(b)	3.125%	5/3/2026	47,836	52,679,873
Total Foreign Government Obligations (cost $520,076,430)				509,787,739

HIGH YIELD CORPORATE BONDS 73.65%

Advertising 0.10%

Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027	9,046	8,697,729
Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024	9,474	9,208,775
Total				17,906,504

Aerospace/Defense 1.10%

Carrier Global Corp.†	2.70%	2/15/2031	25,447	26,562,631
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	10,309	11,337,029
Leidos, Inc.†	3.625%	5/15/2025	18,230	20,276,773
Raytheon Technologies Corp.	4.125%	11/16/2028	31,099	36,853,530
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	31,875	29,697,619
Signature Aviation US Holdings, Inc.†	5.375%	5/1/2026	12,859	13,024,945
TransDigm, Inc.	5.50%	11/15/2027	28,825	27,757,034
TransDigm, Inc.†	6.25%	3/15/2026	15,911	16,703,447
TransDigm, Inc.	6.375%	6/15/2026	19,375	19,496,094
Total				201,709,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Agency 0.18%

Temasek Financial I Ltd. (Singapore)(b)(j)	2.50%	10/6/2070		$32,855	$32,336,845	(a)

Air Transportation 1.11%

Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027		18,047	18,964,656
Azul Investments LLP†	5.875%	10/26/2024		38,566	29,002,018
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024		22,520	22,497,241
Delta Air Lines, Inc.†	7.00%	5/1/2025		44,594	49,023,733
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025		16,260	16,700,898
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		16,468	17,109,971
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028		13,303	11,787,895
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027		36,232	37,817,150
Total					202,903,562

Auto Loans 0.16%

General Motors Financial Co., Inc.	5.25%	3/1/2026		24,966	28,114,179
Mclaren Finance plc(i)	5.00%	8/1/2022	GBP	1,900	2,197,691
Total					30,311,870

Auto Parts & Equipment 0.53%

Adient US LLC†	7.00%	5/15/2026		$21,145	22,680,550
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027		25,080	26,061,882
Lear Corp.	3.80%	9/15/2027		14,516	15,321,673
Lear Corp.	4.25%	5/15/2029		17,051	18,455,698
Magna International, Inc. (Canada)(b)	2.45%	6/15/2030		13,525	14,260,297
Total					96,780,100

Automakers 2.25%

Aston Martin Capital Holdings Ltd.(i)	5.75%	4/15/2022	GBP	14,541	16,813,308
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%	4/15/2022		$20,477	18,439,539
BMW US Capital LLC†	4.15%	4/9/2030		32,668	38,701,149
Ford Motor Co.	9.00%	4/22/2025		84,523	97,015,077
Ford Motor Co.	9.625%	4/22/2030		22,491	29,077,602
General Motors Co.	6.125%	10/1/2025		37,600	43,735,421
General Motors Co.	8.375%	7/15/2049		15,000	1,500	(d)
Mclaren Finance plc. (United Kingdom)†(b)	5.75%	8/1/2022		7,682	6,971,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automakers (continued)

Tesla, Inc.†	5.30%	8/15/2025		$111,041	$115,066,236
Volkswagen Group of America Finance LLC†	3.35%	5/13/2025		25,463	27,840,456
Volkswagen Group of America Finance LLC†	3.75%	5/13/2030		17,706	19,960,689
Total					413,622,392

Banking 5.08%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		31,461	35,523,406
AIB Group plc (Ireland)†(b)	4.263%(3 Mo. LIBOR + 1.87%)#	4/10/2025		16,837	18,122,973
AIB Group plc (Ireland)†(b)	4.75%	10/12/2023		21,394	23,279,540
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%(USD Swap + 5.17%)#	—	(k)	19,074	21,837,346
Banco Latinoamericano de Comercio Exterior SA (Panama)†(b)	2.375%	9/14/2025		21,476	21,798,140
Banco Nacional de Panama (Panama)†(b)	2.50%	8/11/2030		17,938	17,772,073
Bangkok Bank pcl (Hong Kong)†(b)	5.00%(5 Yr Treasury CMT + 4.73%)#	—	(k)	34,604	34,706,414
Bank Leumi Le-Israel BM (Israel)†(b)	3.275%(5 Yr Treasury CMT + 1.63%)#	1/29/2031		17,475	17,603,441
Bank of America Corp.	4.45%	3/3/2026		19,634	22,559,474
Bank of Ireland Group plc (Ireland)†(b)	4.50%	11/25/2023		31,384	33,991,004
BankUnited, Inc.	4.875%	11/17/2025		24,313	27,624,902
BBVA USA	3.875%	4/10/2025		26,897	28,871,320
BNP Paribas SA (France)†(b)	4.50%(5 Yr Treasury CMT + 2.94%)#	—	(k)	36,222	34,750,481
CIT Bank NA	2.969%(SOFR + 1.72%)#	9/27/2025		16,827	16,726,963
CIT Group, Inc.	5.25%	3/7/2025		6,988	7,406,407
CIT Group, Inc.	6.125%	3/9/2028		49,745	56,886,392
Citigroup, Inc.	4.45%	9/29/2027		13,296	15,419,856
Credit Suisse Group AG (Switzerland)†(b)	5.10%(5 Yr Treasury CMT + 3.29%)#	—	(k)	28,486	27,524,597
Fifth Third Bancorp	8.25%	3/1/2038		8,042	13,123,294
Global Bank Corp. (Panama)†(b)	5.25%(3 Mo. LIBOR + 3.30%)#	4/16/2029		33,093	34,726,967
Goldman Sachs Group, Inc. (The)	3.50%	11/16/2026		13,667	15,119,718
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025		18,995	21,604,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%)#	4/15/2027		$19,481	$20,072,013
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%)#	—	(k)	15,381	14,393,771
ING Groep NV (Netherlands)(b)	5.75%(5 Yr Treasury CMT + 4.34%)#	—	(k)	43,461	45,181,404
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		62,976	68,719,483
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)#	5/1/2028		11,994	13,456,371
JPMorgan Chase & Co.	3.90%	7/15/2025		17,386	19,682,834
JPMorgan Chase & Co.	4.60%(SOFR + 3.13%)#	—	(k)	6,965	6,834,406
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33%)#	—	(k)	12,752	13,417,696
Kookmin Bank (South Korea)†(b)	1.75%	5/4/2025		22,600	23,352,609
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%(5 Yr Swap rate + 3.70%)#	—	(k)	32,254	33,135,663
Morgan Stanley	3.125%	7/27/2026		18,976	20,976,199
Morgan Stanley	3.625%	1/20/2027		24,804	28,058,887
Popular, Inc.	6.125%	9/14/2023		15,922	16,855,746
SVB Financial Group	3.125%	6/5/2030		15,021	16,809,057
US Bancorp	3.00%	7/30/2029		13,452	14,949,073
Washington Mutual Bank(g)	6.875%	6/15/2011		22,500	2,250	(d)
Webster Financial Corp.	4.10%	3/25/2029		27,684	30,200,433
Total					933,077,471

Beverages 0.94%

Bacardi Ltd.†	2.75%	7/15/2026		20,151	21,093,432
Bacardi Ltd.†	4.70%	5/15/2028		32,381	37,658,927
Becle SAB de CV (Mexico)†(b)	3.75%	5/13/2025		15,764	16,839,945
Brown-Forman Corp.	3.50%	4/15/2025		8,956	9,979,739
Brown-Forman Corp.	4.50%	7/15/2045		18,174	23,809,371
PepsiCo, Inc.	3.60%	3/1/2024		14,292	15,684,960
Suntory Holdings Ltd. (Japan)†(b)	2.25%	10/16/2024		44,835	46,921,300
Total					171,987,674

Brokerage 0.14%

Charles Schwab Corp. (The)	5.375%(5 Yr Treasury CMT + 4.97%)#	—	(k)	23,820	25,869,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building & Construction 1.14%

Beazer Homes USA, Inc.	7.25%	10/15/2029		$15,808	$16,964,434
Century Communities, Inc.	5.875%	7/15/2025		3,235	3,374,574
Century Communities, Inc.	6.75%	6/1/2027		12,974	13,790,130
D.R. Horton, Inc.	2.60%	10/15/2025		10,508	11,284,968
ITR Concession Co. LLC†	5.183%	7/15/2035		7,658	8,876,596
Lennar Corp.	4.75%	5/30/2025		8,420	9,211,375
Lennar Corp.	4.75%	11/15/2022		15,303	15,987,427
Lennar Corp.	4.75%	11/29/2027		7,613	8,701,659
NVR, Inc.	3.00%	5/15/2030		51,660	55,858,930
PulteGroup, Inc.	6.375%	5/15/2033		27,646	34,876,120
Toll Brothers Finance Corp.	4.875%	3/15/2027		12,916	14,511,901
Toll Brothers Finance Corp.	5.625%	1/15/2024		14,213	15,615,041
Total					209,053,155

Building Materials 1.02%

Allegion plc (Ireland)(b)	3.50%	10/1/2029		11,813	12,948,353
Ferguson Finance plc (United Kingdom)†(b)	3.25%	6/2/2030		30,527	33,213,347
Hillman Group, Inc. (The)†	6.375%	7/15/2022		16,692	16,375,102
Lennox International, Inc.	1.35%	8/1/2025		14,477	14,602,431
Lennox International, Inc.	1.70%	8/1/2027		18,081	18,085,514
Masonite International Corp.†	5.375%	2/1/2028		15,053	16,105,054
Owens Corning, Inc.	4.30%	7/15/2047		26,681	29,362,801
Owens Corning, Inc.	4.40%	1/30/2048		15,778	17,621,406
Vertical Holdco GmbH†(i)	6.625%	7/15/2028	EUR	10,503	12,869,612
Vulcan Materials Co.	4.50%	6/15/2047		$14,595	16,978,121
Total					188,161,741

Cable & Satellite Television 2.49%

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		83,655	88,135,144
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026		61,221	63,746,366
CSC Holdings LLC†	5.50%	4/15/2027		27,834	29,325,902
CSC Holdings LLC†	5.75%	1/15/2030		23,298	24,788,257
CSC Holdings LLC†	6.50%	2/1/2029		13,352	14,912,515
DISH DBS Corp.	7.75%	7/1/2026		128,716	141,668,047
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027		15,074	15,771,172
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		10,439	10,475,954
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		22,978	23,618,799
VTR Finance NV (Chile)†(b)	6.375%	7/15/2028		4,506	4,736,933
Ziggo BV (Netherlands)†(b)	5.50%	1/15/2027		37,690	39,549,813
Total					456,728,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.57%

CF Industries, Inc.†	4.50%	12/1/2026	$23,920	$27,825,726
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	4.125%	7/19/2027	31,514	34,062,123
FMC Corp.	3.45%	10/1/2029	13,468	15,122,175
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%	1/19/2023	27,120	28,033,093
Total				105,043,117

Consumer/Commercial/Lease Financing 0.71%

Navient Corp.	6.125%	3/25/2024	31,847	32,264,673
Navient Corp.	6.75%	6/25/2025	33,898	34,364,098
Navient Corp.	6.75%	6/15/2026	9,624	9,642,045
Quicken Loans LLC†	5.25%	1/15/2028	15,000	15,833,025
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	14,004	13,907,723
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%	3/1/2031	15,128	14,976,720
USAA Capital Corp.†	2.125%	5/1/2030	9,025	9,514,195
Total				130,502,479

Discount Stores 1.15%

Amazon.com, Inc.	3.15%	8/22/2027	28,837	32,903,842
Amazon.com, Inc.	4.25%	8/22/2057	20,632	28,210,628
Amazon.com, Inc.	4.80%	12/5/2034	28,691	39,575,532
Amazon.com, Inc.	5.20%	12/3/2025	53,869	65,638,096
Costco Wholesale Corp.	1.75%	4/20/2032	22,489	23,124,572
Dollar General Corp.	3.50%	4/3/2030	19,674	22,431,224
Total				211,883,894

Diversified Capital Goods 0.71%

BCD Acquisition, Inc.†	9.625%	9/15/2023	15,903	15,863,242
Dover Corp.	2.95%	11/4/2029	17,664	19,380,457
Leggett & Platt, Inc.	4.40%	3/15/2029	31,431	34,867,680
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025	13,036	14,497,396
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	15,591,589
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	17,989	19,130,664
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	8,995	10,513,651
Total				129,844,679

Electric: Distribution/Transportation 0.81%

Adani Transmission Ltd. (India)†(b)	4.25%	5/21/2036	13,440	13,443,169
Atlantic City Electric Co.	4.00%	10/15/2028	13,493	16,025,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Distribution/Transportation (continued)

Empresa de Transmision Electrica SA (Panama)†(b)	5.125%	5/2/2049	$14,430	$16,739,449
Empresas Publicas de Medellin ESP (Colombia)†(b)	4.25%	7/18/2029	22,988	23,005,241
Monongahela Power Co.†	3.55%	5/15/2027	13,657	15,113,690
Oklahoma Gas & Electric Co.	3.85%	8/15/2047	10,634	12,139,681
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	11,379	13,448,774
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	35,150	39,361,737
Total				149,277,293

Electric: Generation 2.30%

Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash (India)†(b)	4.625%	10/15/2039	17,894	17,245,343
AES Panama Generation Holdings SRL (Panama)†(b)	4.375%	5/31/2030	9,048	9,317,178
Calpine Corp.†	4.50%	2/15/2028	3,333	3,419,058
Calpine Corp.†	4.625%	2/1/2029	14,495	14,504,059
Calpine Corp.†	5.00%	2/1/2031	17,568	17,940,003
Calpine Corp.†	5.125%	3/15/2028	8,410	8,716,250
Calpine Corp.†	5.25%	6/1/2026	10,457	10,895,619
Clearway Energy Operating LLC†	4.75%	3/15/2028	8,966	9,310,653
Clearway Energy Operating LLC	5.75%	10/15/2025	15,737	16,604,187
Dayton Power & Light Co. (The)	3.95%	6/15/2049	10,775	11,574,976
DPL, Inc.	4.35%	4/15/2029	17,956	19,193,438
Exelon Generation Co. LLC	3.25%	6/1/2025	17,668	19,340,424
Greenko Solar Mauritius Ltd. (Mauritius)†(b)	5.95%	7/29/2026	11,663	12,114,930
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,654	48,374,366
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	20,795,750
NRG Energy, Inc.†	3.75%	6/15/2024	27,446	29,335,373
NRG Energy, Inc.†	4.45%	6/15/2029	8,068	8,914,411
NRG Energy, Inc.†	5.25%	6/15/2029	8,525	9,290,673
NRG Energy, Inc.	5.75%	1/15/2028	45,435	49,098,197
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,366	18,471,260
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	10,681	11,101,564
TerraForm Power Operating LLC†	4.75%	1/15/2030	19,948	21,238,835
TerraForm Power Operating LLC†	5.00%	1/31/2028	7,569	8,299,787
Topaz Solar Farms LLC†	5.75%	9/30/2039	22,802	26,680,826
Total				421,777,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 3.04%

AES Corp. (The)	5.125%	9/1/2027	$12,496	$13,338,418
Arizona Public Service Co.	2.95%	9/15/2027	13,385	14,595,166
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	13,786	15,782,359
Avangrid, Inc.	3.80%	6/1/2029	6,282	7,262,463
Black Hills Corp.	4.35%	5/1/2033	13,491	16,223,452
DTE Energy Co.	1.05%	6/1/2025	11,284	11,317,669
El Paso Electric Co.	5.00%	12/1/2044	20,062	23,959,604
Electricite de France SA (France)†(b)	3.625%	10/13/2025	13,500	15,132,755
Electricite de France SA (France)†(b)	4.50%	9/21/2028	14,507	17,255,620
Enel Finance International NV (Netherlands)†(b)	2.65%	9/10/2024	28,508	30,254,910
Enel Finance International NV (Netherlands)†(b)	3.50%	4/6/2028	45,048	50,270,785
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	21,391,941
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	18,567,675
Entergy Louisiana LLC	4.00%	3/15/2033	10,745	13,476,946
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%	2/11/2025	43,089	39,524,893
Exelon Corp.	4.05%	4/15/2030	11,219	13,152,137
Florida Power & Light Co.	2.85%	4/1/2025	15,868	17,436,573
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	12,008	12,807,132
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	30,209,692
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	18,748,969
Ohio Power Co.	4.00%	6/1/2049	13,988	17,136,069
Ohio Power Co.	4.15%	4/1/2048	12,877	16,041,095
Pacific Gas and Electric Co.	3.15%	1/1/2026	25,347	26,047,307
Pacific Gas and Electric Co.	4.50%	7/1/2040	25,347	25,850,602
Puget Energy, Inc.†	4.10%	6/15/2030	26,265	29,356,620
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	16,825,316
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	13,724	15,238,883
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	10,617,998
Total				557,823,049

Electronics 1.46%

Amphenol Corp.	2.05%	3/1/2025	13,443	14,123,480
Amphenol Corp.	2.80%	2/15/2030	31,417	34,452,482
FLIR Systems, Inc.	2.50%	8/1/2030	18,054	18,501,343
KLA Corp.	4.10%	3/15/2029	29,229	35,096,969
Lam Research Corp.	4.875%	3/15/2049	17,958	25,450,871
Micron Technology, Inc.	5.327%	2/6/2029	25,257	30,398,762
NVIDIA Corp.	3.20%	9/16/2026	29,939	33,824,333
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(b)	3.40%	5/1/2030	16,808	18,438,500
Trimble, Inc.	4.75%	12/1/2024	31,261	34,660,692
Xilinx, Inc.	2.95%	6/1/2024	22,061	23,709,796
Total				268,657,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 3.80%

Apache Corp.	4.25%	1/15/2030	$31,384	$28,343,675
Apache Corp.	4.375%	10/15/2028	18,022	16,523,921
Apache Corp.	4.75%	4/15/2043	6,798	6,056,338
Apache Corp.	5.10%	9/1/2040	17,064	15,370,825
Callon Petroleum Co.	6.125%	10/1/2024	16,086	4,634,779
Centennial Resource Production LLC†	5.375%	1/15/2026	28,273	11,379,883
Centennial Resource Production LLC†	6.875%	4/1/2027	44,083	18,091,884
Continental Resources, Inc.	4.375%	1/15/2028	39,755	34,440,949
Continental Resources, Inc.	4.50%	4/15/2023	17,398	16,619,266
Diamondback Energy, Inc.	3.50%	12/1/2029	18,892	18,264,129
Diamondback Energy, Inc.	4.75%	5/31/2025	7,831	8,454,667
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	15,868	15,778,742
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	18,862	18,991,676
EQT Corp.	7.875%	2/1/2025	23,602	26,194,562
HighPoint Operating Corp.	7.00%	10/15/2022	11,740	2,976,266
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	24,312	22,151,757
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	4,334	3,938,067
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	20,772	18,974,391
Indigo Natural Resources LLC†	6.875%	2/15/2026	34,773	33,930,798
Jagged Peak Energy LLC	5.875%	5/1/2026	15,687	15,655,077
Laredo Petroleum, Inc.	10.125%	1/15/2028	35,291	20,906,388
Matador Resources Co.	5.875%	9/15/2026	13,543	11,346,664
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	20,154	18,793,605
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	53,847	48,426,223
Montage Resources Corp.	8.875%	7/15/2023	4,523	4,607,806
Murphy Oil Corp.	5.75%	8/15/2025	14,826	12,972,453
Murphy Oil Corp.	5.875%	12/1/2027	15,253	13,041,010
Murphy Oil Corp.	6.875%	8/15/2024	10,558	9,785,946
Oasis Petroleum, Inc.†(g)	6.25%	5/1/2026	3,225	772,081
Oasis Petroleum, Inc.(g)	6.875%	3/15/2022	22,099	5,234,701
Occidental Petroleum Corp.	6.625%	9/1/2030	25,911	23,951,481
OGX Austria GmbH (Brazil)†(b)(g)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	18,078	18,078,000
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	23,096	23,023,825
PDC Energy, Inc.	5.75%	5/15/2026	35,334	33,037,290
Seven Generations Energy Ltd. (Canada)†(b)	5.375%	9/30/2025	18,584	17,643,371
SM Energy Co.	6.125%	11/15/2022	1,778	1,389,480
SM Energy Co.	6.625%	1/15/2027	12,644	5,653,069
SM Energy Co.	6.75%	9/15/2026	17,841	8,002,759
Southwestern Energy Co.	6.45%	1/23/2025	17,032	16,568,389
Southwestern Energy Co.	7.75%	10/1/2027	16,397	15,944,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%	8/15/2030	$18,803	$19,020,438
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	17,912,213
WPX Energy, Inc.	5.25%	10/15/2027	15,243	15,497,406
Total				698,381,093

Environmental 0.07%

Waste Pro USA, Inc.†	5.50%	2/15/2026	13,381	13,580,310

Food & Drug Retailers 0.28%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	10,224	10,471,881
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	17,549	18,312,382
Rite Aid Corp.†	8.00%	11/15/2026	22,572	22,614,322
Total				51,398,585

Food: Wholesale 2.32%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	28,254	24,849,676
BRF SA (Brazil)†(b)	4.875%	1/24/2030	17,826	18,316,037
Campbell Soup Co.	3.125%	4/24/2050	49,475	50,175,019
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	25,074	25,998,854
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	18,758	18,074,458
General Mills, Inc.	2.875%	4/15/2030	7,342	8,070,403
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	50,781	55,285,783
Kraft Heinz Foods Co.†	3.75%	4/1/2030	10,503	11,104,627
Kraft Heinz Foods Co.	4.375%	6/1/2046	18,370	18,915,012
Kraft Heinz Foods Co.	4.625%	1/30/2029	5,403	6,020,172
Kraft Heinz Foods Co.†	4.875%	10/1/2049	8,383	8,856,775
Kraft Heinz Foods Co.	5.00%	6/4/2042	18,238	19,975,172
Kraft Heinz Foods Co.	5.20%	7/15/2045	12,508	13,688,224
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	12,447	13,007,115
McCormick & Co., Inc.	2.50%	4/15/2030	15,431	16,506,139
McCormick & Co., Inc.	4.20%	8/15/2047	21,326	26,562,223
MHP Lux SA (Luxembourg)†(b)	6.95%	4/3/2026	17,930	18,069,137
Smithfield Foods, Inc.†	5.20%	4/1/2029	34,832	40,762,444
Sysco Corp.	2.40%	2/15/2030	17,926	18,121,505
Sysco Corp.	6.60%	4/1/2050	10,289	14,424,105
Total				426,782,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.25%

Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	$12,245	$13,146,783
Suzano Austria GmbH (Brazil)(b)	3.75%	1/15/2031	18,821	18,890,637
Weyerhaeuser Co.	7.375%	3/15/2032	9,890	14,427,136
Total				46,464,556

Gaming 2.35%

Boyd Gaming Corp.	4.75%	12/1/2027	25,833	25,401,847
Boyd Gaming Corp.	6.00%	8/15/2026	16,548	17,124,036
Caesars Entertainment Inc.†	8.125%	7/1/2027	49,840	52,895,441
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	24,648	23,879,352
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	9,657	9,970,853
Churchill Downs, Inc.†	4.75%	1/15/2028	10,938	11,018,011
Churchill Downs, Inc.†	5.50%	4/1/2027	10,788	11,285,489
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	19,903	20,756,938
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	18,808	21,527,543
Las Vegas Sands Corp.	3.50%	8/18/2026	36,000	36,519,046
Las Vegas Sands Corp.	3.90%	8/8/2029	15,210	15,254,033
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%	7/21/2028	20,034	20,430,490
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%	6/15/2025	13,662	13,948,902
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	21,238	19,923,899
Penn National Gaming, Inc.†	5.625%	1/15/2027	25,676	26,668,377
Scientific Games International, Inc.†	7.00%	5/15/2028	16,124	16,190,713
Scientific Games International, Inc.†	7.25%	11/15/2029	16,014	16,281,274
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(b)	7.00%	7/15/2026	15,242	16,223,204
Wynn Macau Ltd. (Macau)†(b)	5.125%	12/15/2029	21,396	20,566,905
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	36,932	35,916,370
Total				431,782,723

Gas Distribution 2.26%

AI Candelaria Spain SLU (Spain)†(b)	7.50%	12/15/2028	18,965	20,515,389
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078	45,048	29,925,161
Colonial Enterprises, Inc.†	3.25%	5/15/2030	11,253	12,634,776
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	12,050	13,290,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Gas Distribution (continued)

ENN Energy Holdings Ltd. (China)†(b)	2.625%	9/17/2030		$20,367	$20,377,795
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025		18,069	20,571,694
Midwest Connector Capital Co. LLC†	4.625%	4/1/2029		31,439	31,800,194
National Fuel Gas Co.	5.50%	1/15/2026		49,743	54,351,176
NGPL PipeCo LLC†	4.875%	8/15/2027		32,573	35,349,799
Northern Natural Gas Co.†	4.30%	1/15/2049		20,972	24,982,617
ONE Gas, Inc.	4.50%	11/1/2048		13,497	17,001,556
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11%)#	—	(k)	27,434	17,438,422
Sabal Trail Transmission LLC†	4.246%	5/1/2028		20,166	22,676,488
Sabine Pass Liquefaction LLC†	4.50%	5/15/2030		13,663	15,412,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	4.875%	2/1/2031		20,715	20,099,764
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.55%	11/1/2028		24,773	28,055,670
Western Midstream Operating LP	5.05%	2/1/2030		30,452	29,728,765
Total					414,211,897

Health Facilities 3.03%

AHP Health Partners, Inc.†	9.75%	7/15/2026		15,527	16,707,984
Ascension Health	3.945%	11/15/2046		8,881	11,069,306
Dignity Health	3.812%	11/1/2024		7,500	7,992,410
HCA, Inc.	5.50%	6/15/2047		60,149	75,282,178
HCA, Inc.	7.05%	12/1/2027		3,490	4,080,037
HCA, Inc.	7.58%	9/15/2025		5,778	6,919,155
HCA, Inc.	7.69%	6/15/2025		12,776	15,058,369
HCA, Inc.	8.36%	4/15/2024		2,295	2,713,838
LifePoint Health, Inc.†	4.375%	2/15/2027		35,115	35,246,681
MEDNAX, Inc.†	6.25%	1/15/2027		27,016	28,062,330
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055		28,034	37,884,734
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049		21,163	23,444,418
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027		16,011	16,723,089
New York & Presbyterian Hospital (The)	4.063%	8/1/2056		16,078	20,734,365
NYU Langone Hospitals	4.368%	7/1/2047		12,348	14,364,696
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029		14,960	15,939,583
Quest Diagnostics, Inc.	2.80%	6/30/2031		13,505	14,594,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	$20,352	$20,653,718
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	20,282	21,600,330
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	15,305	16,328,522
Tenet Healthcare Corp.†	4.875%	1/1/2026	11,230	11,412,375
Tenet Healthcare Corp.	5.125%	5/1/2025	20,960	21,007,160
Tenet Healthcare Corp.†	6.125%	10/1/2028	36,407	35,519,579
Tenet Healthcare Corp.†	6.25%	2/1/2027	42,711	44,146,303
Tenet Healthcare Corp.	6.75%	6/15/2023	19,692	20,696,292
Universal Health Services, Inc.†	2.65%	10/15/2030	18,799	18,761,778
Total				556,943,644

Health Services 0.53%

CVS Health Corp.	3.625%	4/1/2027	15,780	17,756,572
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	29,836	29,793,036
Montefiore Obligated Group	5.246%	11/1/2048	18,042	20,813,601
Verscend Escrow Corp.†	9.75%	8/15/2026	26,792	29,197,654
Total				97,560,863

Hotels 0.75%

ESH Hospitality, Inc.†	4.625%	10/1/2027	19,131	18,796,590
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	21,817	22,519,071
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	42,165	43,421,939
Marriott International, Inc.	3.50%	10/15/2032	27,083	26,790,052
Marriott International, Inc.	5.75%	5/1/2025	14,908	16,645,530
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	10,300	10,351,500
Total				138,524,682

Insurance Brokerage 0.30%

Brown & Brown, Inc.	2.375%	3/15/2031	22,560	22,812,896
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%)#	11/1/2057	15,790	16,111,664
HUB International Ltd.†	7.00%	5/1/2026	15,861	16,451,902
Total				55,376,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy 2.35%

Cenovus Energy, Inc. (Canada)(b)	5.375%	7/15/2025	$16,983	$16,365,582
Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	86,819	73,322,639
Exxon Mobil Corp.	3.043%	3/1/2026	23,752	26,238,444
Hess Corp.	5.60%	2/15/2041	38,589	41,792,024
Hess Corp.	5.80%	4/1/2047	29,053	31,837,033
Lukoil Securities BV (Netherlands)†(b)	3.875%	5/6/2030	45,000	47,646,000
Occidental Petroleum Corp.	2.70%	8/15/2022	36,933	34,576,490
Occidental Petroleum Corp.	2.70%	2/15/2023	3,169	2,907,557
Occidental Petroleum Corp.	3.125%	2/15/2022	8,145	7,728,465
Petrobras Global Finance BV (Netherlands)(b)	5.60%	1/3/2031	23,542	25,168,399
Petroleos Mexicanos (Mexico)(b)	6.875%	8/4/2026	45,082	43,323,802
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	30,522	36,822,059
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	28,912	43,025,366
Total				430,753,860

Investments & Miscellaneous Financial Services 0.33%

AG Issuer LLC†	6.25%	3/1/2028	17,428	17,384,430
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	25,693	14,420,074
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	25,236	28,007,655
Total				59,812,159

Life Insurance 0.64%

AIA Group Ltd. (Hong Kong)†(b)	3.20%	9/16/2040	18,831	19,492,533
AIA Group Ltd. (Hong Kong)†(b)	3.375%	4/7/2030	17,824	20,062,845
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	28,610	32,364,520
Nuveen Finance LLC†	4.125%	11/1/2024	7,927	8,948,151
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	17,804	20,914,471
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	16,049,034
Total				117,831,554

Machinery 0.63%

IDEX Corp.	3.00%	5/1/2030	16,199	17,854,430
Itron, Inc.†	5.00%	1/15/2026	14,399	14,803,972
Roper Technologies, Inc.	1.75%	2/15/2031	49,668	49,614,277
Roper Technologies, Inc.	4.20%	9/15/2028	19,379	23,151,790
Xylem, Inc.	3.25%	11/1/2026	8,884	9,920,051
Total				115,344,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Managed Care 1.03%

Anthem, Inc.	2.25%	5/15/2030		$26,990	$27,757,956
Centene Corp.	3.375%	2/15/2030		30,763	31,964,757
Centene Corp.	4.25%	12/15/2027		20,773	21,785,580
Centene Corp.	4.625%	12/15/2029		31,215	33,710,795
Centene Corp.	4.75%	1/15/2025		8,928	9,187,358
Centene Corp.†	5.375%	6/1/2026		20,972	22,161,532
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	22,536,007
Molina Healthcare, Inc.†	4.875%	6/15/2025		19,176	19,629,416
Total					188,733,401

Media: Content 1.79%

Activision Blizzard, Inc.	2.50%	9/15/2050		27,086	24,929,007
AMC Networks, Inc.	4.75%	8/1/2025		27,032	27,983,526
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		31,006	22,011,624
Gray Television, Inc.†	5.875%	7/15/2026		9,833	10,220,174
Netflix, Inc.†	3.625%	6/15/2025		6,617	6,924,691
Netflix, Inc.(i)	3.625%	5/15/2027	EUR	50,197	63,773,611
Netflix, Inc.(i)	3.625%	6/15/2030	EUR	5,000	6,372,030
Netflix, Inc.†(i)	3.625%	6/15/2030	EUR	13,504	17,209,579
Netflix, Inc.†(i)	3.875%	11/15/2029	EUR	9,011	11,687,470
Netflix, Inc.	4.875%	4/15/2028		$36,655	41,021,710
Netflix, Inc.†	4.875%	6/15/2030		1,425	1,627,172
Netflix, Inc.	5.50%	2/15/2022		5,323	5,589,150
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		23,661	24,856,235
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	12,063,922
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	10,948,384
Univision Communications, Inc.†	5.125%	2/15/2025		43,820	41,601,613
Total					328,819,898

Media: Diversified 0.31%

Cable Onda SA (Panama)†(b)	4.50%	1/30/2030		24,283	25,364,808
Prosus NV (Netherlands)†(b)	3.68%	1/21/2030		28,534	30,835,772
Total					56,200,580

Medical Products 0.49%

Alcon Finance Corp.†	2.60%	5/27/2030		23,575	24,980,241
Baxter International, Inc.†	3.75%	10/1/2025		13,842	15,710,088
Boston Scientific Corp.	7.00%	11/15/2035		16,135	23,682,643
Edwards Lifesciences Corp.	4.30%	6/15/2028		20,927	25,038,568
Total					89,411,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.10%

Freeport-McMoRan, Inc.	4.375%	8/1/2028	$17,287	$17,906,393

Metals/Mining (Excluding Steel) 1.42%

Anglo American Capital plc (United Kingdom)†(b)	3.95%	9/10/2050	18,109	18,545,679
Anglo American Capital plc (United Kingdom)†(b)	5.625%	4/1/2030	17,340	21,325,953
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	18,211	18,799,488
Corp. Nacional del Cobre de Chile (Chile)†(b)	3.75%	1/15/2031	5,600	6,242,208
Freeport-McMoRan, Inc.	4.125%	3/1/2028	19,839	20,124,186
Freeport-McMoRan, Inc.	4.25%	3/1/2030	31,315	32,127,311
Freeport-McMoRan, Inc.	4.625%	8/1/2030	20,241	21,318,327
Freeport-McMoRan, Inc.	5.25%	9/1/2029	11,700	12,568,023
Fresnillo plc (Mexico)(b)	4.25%	10/2/2050	12,855	12,751,054
Hecla Mining Co.	7.25%	2/15/2028	17,694	19,202,414
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	185	19	(d)
Newmont Corp.	2.25%	10/1/2030	31,484	32,554,178
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	16,848	16,479,282
Teck Resources Ltd. (Canada)†(b)	3.90%	7/15/2030	10,828	11,349,300
Warrior Met Coal, Inc.†	8.00%	11/1/2024	17,893	18,236,903
Total				261,624,325

Monoline Insurance 0.17%

Fidelity National Financial, Inc.	4.50%	8/15/2028	26,914	31,293,630

Multi-Line Insurance 0.08%

Assurant, Inc.	3.70%	2/22/2030	14,558	15,209,664

Non-Electric Utilities 0.07%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	13,313,324

Oil Field Equipment & Services 0.32%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	28,472	34,993,796
Oceaneering International, Inc.	4.65%	11/15/2024	11,763	8,630,631
Oceaneering International, Inc.	6.00%	2/1/2028	25,383	15,940,524
Total				59,564,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.33%

Citgo Holding, Inc.†	9.25%	8/1/2024	$21,838	$20,855,290
CITGO Petroleum Corp.†	7.00%	6/15/2025	13,655	13,492,847
PBF Holding Co. LLC/PBF Finance Corp.†	6.00%	2/15/2028	18,252	12,282,227
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	13,171	13,519,307
Total				60,149,671

Packaging 0.38%

Ball Corp.	2.875%	8/15/2030	24,932	24,682,680
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	14,082,716
Sealed Air Corp.†	6.875%	7/15/2033	12,427	15,966,583
Trivium Packaging Finance BV (Netherlands)†(b)	5.50%	8/15/2026	13,996	14,527,498
Total				69,259,477

Personal & Household Products 1.41%

Clorox Co. (The)	1.80%	5/15/2030	17,116	17,661,524
Hasbro, Inc.	3.90%	11/19/2029	44,903	47,202,164
Hasbro, Inc.	5.10%	5/15/2044	24,241	25,294,598
Mattel, Inc.†	5.875%	12/15/2027	24,502	26,416,219
Mattel, Inc.†	6.75%	12/31/2025	23,059	24,350,304
Newell Brands, Inc.	4.70%	4/1/2026	76,643	81,793,410
Newell Brands, Inc.	5.875%	4/1/2036	15,478	17,877,399
Revlon Consumer Products Corp.	5.75%	2/15/2021	2,098	740,206
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	16,903,072
Total				258,238,896

Pharmaceuticals 1.17%

AbbVie, Inc.†	3.20%	11/21/2029	26,942	29,739,322
AbbVie, Inc.†	4.25%	11/21/2049	14,179	16,835,944
AstraZeneca plc (United Kingdom)(b)	2.125%	8/6/2050	54,143	49,444,797
Eli Lilly and Co.	2.25%	5/15/2050	69,805	66,138,999
Pfizer, Inc.	2.625%	4/1/2030	13,461	14,979,496
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	22,574	21,155,046
Zoetis, Inc.	3.90%	8/20/2028	13,486	16,021,557
Total				214,315,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Property & Casualty 0.41%

Allstate Corp. (The)	3.28%	12/15/2026	$13,471	$15,342,017
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	15,478,726
CNA Financial Corp.	2.05%	8/15/2030	11,287	11,220,280
Hanover Insurance Group, Inc. (The)	2.50%	9/1/2030	9,031	9,286,686
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241	23,485,047
Total				74,812,756

Rail 0.37%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	17,006	21,415,425
China Railway Xunjie Co. Ltd. (China)(b)	3.25%	7/28/2026	13,800	15,021,314
Kansas City Southern	3.50%	5/1/2050	8,869	9,204,086
Rumo Luxembourg Sarl (Luxembourg)†(b)	5.875%	1/18/2025	20,674	21,684,235
Total				67,325,060

Real Estate Development & Management 0.33%

CoStar Group, Inc.†	2.80%	7/15/2030	17,267	17,909,381
Kaisa Group Holdings Ltd. (China)(b)	9.375%	6/30/2024	18,300	17,293,500
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	23,275	25,443,138
Total				60,646,019

Real Estate Investment Trusts 0.83%

Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	6,288	7,219,364
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	16,989,593
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	7,100	8,956,825
American Homes 4 Rent LP	4.25%	2/15/2028	3,051	3,460,904
American Homes 4 Rent LP	4.90%	2/15/2029	12,968	15,478,041
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030	22,556	22,095,857
Goodman US Finance Four LLC†	4.50%	10/15/2037	12,258	14,141,774
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	8,501,109
Prologis LP	3.875%	9/15/2028	8,980	10,607,614
Prologis LP	4.375%	2/1/2029	15,050	18,462,435
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023	25,939	25,598,551
Total				151,512,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.74%

Carnival Corp.†	9.875%	8/1/2027	$18,736	$19,850,605
Carnival Corp.†	11.50%	4/1/2023	35,826	40,212,356
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026	8,041	7,687,678
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	12,274	13,025,783
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	30,300	35,234,961
Viking Cruises Ltd.†	13.00%	5/15/2025	17,187	19,936,920
Total				135,948,303

Reinsurance 0.55%

AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045	21,094	25,500,848
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,329,105
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,831,479
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944	30,123,021
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	28,075,067
Total				100,859,520

Restaurants 0.70%

IRB Holding Corp.†	6.75%	2/15/2026	24,585	24,631,097
IRB Holding Corp.†	7.00%	6/15/2025	12,820	13,692,081
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	25,312	26,633,413
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	14,574	14,970,048
Starbucks Corp.	4.45%	8/15/2049	39,350	47,790,019
Total				127,716,658

Software/Services 3.10%

Autodesk, Inc.	3.50%	6/15/2027	27,008	30,642,645
Banff Merger Sub, Inc.†	9.75%	9/1/2026	24,349	25,773,416
Global Payments, Inc.	2.90%	5/15/2030	41,296	44,230,001
Global Payments, Inc.	4.15%	8/15/2049	22,442	26,427,306
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	11,226	11,706,304
GrubHub Holdings, Inc.†	5.50%	7/1/2027	17,074	17,746,289
Intuit, Inc.	0.95%	7/15/2025	9,023	9,122,057
Intuit, Inc.	1.65%	7/15/2030	18,048	18,389,358
Match Group Holdings II LLC†	5.00%	12/15/2027	22,260	23,563,546
Microsoft Corp.	3.125%	11/3/2025	40,202	44,993,326
Microsoft Corp.	3.30%	2/6/2027	26,383	30,196,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

PayPal Holdings, Inc.	3.25%	6/1/2050	$47,393	$52,593,642
PTC, Inc.†	3.625%	2/15/2025	11,211	11,400,186
PTC, Inc.†	4.00%	2/15/2028	22,263	22,924,211
salesforce.com, Inc.	3.70%	4/11/2028	17,807	21,003,391
ServiceNow, Inc.	1.40%	9/1/2030	20,835	20,305,320
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028	19,777	21,792,267
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038	23,479	26,674,022
Tencent Music Entertainment Group (China)(b)	1.375%	9/3/2025	9,057	9,014,736
Tencent Music Entertainment Group (China)(b)	2.00%	9/3/2030	8,876	8,694,275
VeriSign, Inc.	4.75%	7/15/2027	21,815	23,164,803
VeriSign, Inc.	5.25%	4/1/2025	15,945	17,660,762
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	15,396	15,896,370
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024	20,022	18,901,669
Visa, Inc.	3.15%	12/14/2025	14,645	16,400,859
Total				569,216,856

Specialty Retail 2.00%

AutoNation, Inc.	4.75%	6/1/2030	10,463	12,401,753
Best Buy Co., Inc.	1.95%	10/1/2030	22,556	22,454,928
Best Buy Co., Inc.	4.45%	10/1/2028	15,806	18,745,577
Carvana Co.†	5.625%	10/1/2025	20,724	20,490,855
Carvana Co.†(j)	5.875%	10/1/2028	10,425	10,320,750
eG Global Finance plc (United Kingdom)†(b)	8.50%	10/30/2025	22,482	23,704,459
Gap, Inc. (The)†	8.625%	5/15/2025	17,736	19,454,175
Gap, Inc. (The)†	8.875%	5/15/2027	18,953	21,582,729
JD.com, Inc. (China)(b)	3.375%	1/14/2030	16,606	18,014,732
JD.com, Inc. (China)(b)	4.125%	1/14/2050	31,012	34,581,286
Murphy Oil USA, Inc.	4.75%	9/15/2029	14,991	16,000,119
NIKE, Inc.	2.40%	3/27/2025	20,735	22,316,211
Penske Automotive Group, Inc.	3.50%	9/1/2025	12,185	12,101,289
Penske Automotive Group, Inc.	5.50%	5/15/2026	5,413	5,595,932
PetSmart, Inc.†	5.875%	6/1/2025	15,768	16,179,545
PetSmart, Inc.†	7.125%	3/15/2023	17,395	17,568,950
Seven & i Holdings Co. Ltd. (Japan)†(b)	3.35%	9/17/2021	31,997	32,789,538
Tiffany & Co.	4.90%	10/1/2044	24,318	26,826,667
WW International, Inc.†	8.625%	12/1/2025	15,449	16,163,516
Total				367,293,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.23%

CSN Islands XI Corp. (Brazil)†(b)	6.75%	1/28/2028	$20,418	$19,641,095
CSN Resources SA (Brazil)†(b)	7.625%	4/17/2026	15,335	15,421,259
Reliance Steel & Aluminum Co.	2.15%	8/15/2030	6,768	6,630,842
Total				41,693,196

Support: Services 1.84%

Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365	10,869,819
Brink’s Co. (The)†	4.625%	10/15/2027	27,395	27,421,025
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	11,789,319
Georgetown University (The)	2.943%	4/1/2050	17,968	17,891,365
IHS Markit Ltd. (United Kingdom)†(b)	4.00%	3/1/2026	29,435	32,888,167
IHS Markit Ltd. (United Kingdom)(b)	4.25%	5/1/2029	6,511	7,563,471
IHS Markit Ltd. (United Kingdom)(b)	4.75%	8/1/2028	21,574	25,704,666
Johns Hopkins University	2.813%	1/1/2060	10,114	10,751,655
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	16,120	16,383,643
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,471	32,519,246
Presidio Holdings, Inc.†	4.875%	2/1/2027	16,307	16,554,377
Quanta Services, Inc.	2.90%	10/1/2030	15,040	15,372,994
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	13,118	13,527,937
Uber Technologies, Inc.†	8.00%	11/1/2026	20,289	21,628,074
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	22,702,795
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,081,309
Verisk Analytics, Inc.	3.625%	5/15/2050	15,070	17,192,700
WeWork Cos., Inc.†	7.875%	5/1/2025	46,208	29,601,538
Total				337,444,100

Technology Hardware & Equipment 0.76%

Apple, Inc.	1.80%	9/11/2024	22,440	23,493,732
Apple, Inc.	3.00%	6/20/2027	26,927	30,399,091
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	7,171	7,394,843
CDW LLC/CDW Finance Corp.	4.25%	4/1/2028	4,583	4,751,127
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	16,453,125
Motorola Solutions, Inc.	4.60%	5/23/2029	17,963	21,216,022
Western Digital Corp.	4.75%	2/15/2026	32,314	34,939,512
Total				138,647,452

Telecommunications Equipment 0.11%

Xiaomi Best Time International Ltd. (Hong Kong)†(b)	3.375%	4/29/2030	19,734	20,670,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Satellite 0.28%

Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026		$29,167	$29,304,085
Hughes Satellite Systems Corp.	5.25%	8/1/2026		21,000	22,401,120
Total					51,705,205

Telecommunications: Wireless 1.80%

American Tower Corp.	2.95%	1/15/2025		44,909	48,535,464
Crown Castle International Corp.	4.15%	7/1/2050		11,119	12,725,562
SBA Communications Corp.†	3.875%	2/15/2027		40,849	41,512,796
Sprint Capital Corp.	6.875%	11/15/2028		99,783	124,450,355
T-Mobile USA, Inc.†	3.50%	4/15/2025		10,684	11,733,382
T-Mobile USA, Inc.†	3.875%	4/15/2030		16,027	18,243,214
T-Mobile USA, Inc.†	4.50%	4/15/2050		11,073	13,330,065
T-Mobile USA, Inc.	6.50%	1/15/2026		16,855	17,634,544
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%	1/31/2031		40,933	41,828,409
Total					329,993,791

Telecommunications: Wireline Integrated & Services 2.33%

Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026		38,191	40,474,058
Altice France Holding SA (Luxembourg)†(b)	6.00%	2/15/2028		13,128	12,545,708
Altice France Holding SA (Luxembourg)†(b)	10.50%	5/15/2027		22,837	25,420,436
Altice France SA (France)†(b)	7.375%	5/1/2026		46,103	48,359,742
Altice France SA (France)†(b)	8.125%	2/1/2027		39,761	43,373,486
CyrusOne LP/CyrusOne Finance Corp.	2.90%	11/15/2024		9,245	9,817,589
DKT Finance ApS (Denmark)†(b)	9.375%	6/17/2023		19,351	20,028,285
Equinix, Inc.(i)	2.875%	2/1/2026	EUR	51,088	61,200,838
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(g)	6.054%(3 Mo. LIBOR + 5.75%)#	1/15/2015		$15,000	1,500	(d)
Motorola Solutions, Inc.	4.60%	2/23/2028		15,034	17,555,243
Verizon Communications, Inc.	2.625%	8/15/2026		54,987	60,068,969
VTR Comunicaciones SpA (Chile)†(b)	5.125%	1/15/2028		35,429	36,686,729
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028		18,090	17,818,650
Zayo Group Holdings, Inc.†	4.00%	3/1/2027		16,659	16,417,944
Zayo Group Holdings, Inc.†	6.125%	3/1/2028		16,702	17,241,976
Total					427,011,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Tobacco 0.06%

BAT Capital Corp.	4.70%	4/2/2027	$10,362	$11,904,689

Transportation: Infrastructure/Services 1.08%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029	26,773	26,991,468
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	6.00%	11/18/2048	22,251	24,838,126
Autopistas del Sol SA (Costa Rica)†(b)	7.375%	12/30/2030	16,472	15,130,322
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	8,750	10,920,481
CH Robinson Worldwide, Inc.	4.20%	4/15/2028	20,351	23,763,672
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.375%	11/15/2024	30,508	31,138,699
Rumo Luxembourg Sarl (Luxembourg)†(b)	5.25%	1/10/2028	17,003	17,712,110
Stena AB (Sweden)†(b)	7.00%	2/1/2024	18,962	18,594,991
XPO Logistics, Inc.†	6.25%	5/1/2025	26,723	28,510,101
Total				197,599,970

Trucking & Delivery 0.18%

FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	2/20/2034	31,596	32,209,955
Total High Yield Corporate Bonds (cost $12,813,917,334)				13,518,259,161

MUNICIPAL BONDS 2.89%

Air Transportation 0.19%
Miami Dade Cnty, FL	3.982%	10/1/2041	13,915	14,724,436
Miami-Dade Cnty, FL	4.28%	10/1/2041	18,040	19,468,046
Total				34,192,482

Education 0.77%

California State Univ	3.899%	11/1/2047	33,030	40,221,952
Ohio Univ	5.59%	12/1/2114	11,104	15,640,983
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	46,015	50,668,037
Univ of California Bd of Regents	6.548%	5/15/2048	12,463	20,311,948
University of California Bond of Regents	3.006%	5/15/2050	12,835	13,898,380
Total				140,741,300

General Obligation 0.74%

California	7.55%	4/1/2039	15,015	26,302,526
Chicago Transit Authority Sales Tax Receipts Fund	6.899%	12/1/2040	11,826	16,885,282
City of Portland	7.701%	6/1/2022	11,950	12,966,348
District of Columbia	5.591%	12/1/2034	14,130	19,312,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation (continued)

Honolulu HI City & Cnty,	5.418%	12/1/2027	$6,620	$8,601,896
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	12,497	17,465,182
Massachusetts	4.20%	12/1/2021	6,620	6,804,433
Pennsylvania	5.45%	2/15/2030	12,190	15,568,824
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	9,595	11,944,720
Total				135,851,530

Government Guaranteed 0.03%

City & County of San Francisco CA	5.45%	6/15/2025	4,540	5,523,273

Lease Obligation 0.04%

Wisconsin	3.294%	5/1/2037	7,145	8,236,184

Miscellaneous 0.51%

Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	23,882,136
New York City Indl Dev Agy†	11.00%	3/1/2029	19,878	27,393,474
Pasadena Public Fing Auth	7.148%	3/1/2043	26,795	42,054,216	(a)
Total				93,329,826

Tax Revenue 0.22%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	20,055	29,762,422
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	12,890	11,511,673
Total				41,274,095

Transportation 0.06%

Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	10,790	11,465,022

Transportation: Infrastructure/Services 0.22%

Chicago Transit Authority Sales Tax Receipts Fund	6.20%	12/1/2040	12,385	16,986,399
Port of Seattle, WA	3.571%	5/1/2032	7,305	7,811,237
Port of Seattle, WA	3.755%	5/1/2036	13,905	14,714,410
Total				39,512,046

Utilities 0.11%

San Antonio, TX	5.718%	2/1/2041	13,240	19,534,031
Total Municipal Bonds (cost $468,439,192)				529,659,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.78%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(l)	12/25/2059	$8,297	$8,389,727
BBCMS Mortgage Trust 2018-C2 C	5.135	%#(l)	12/15/2051	15,628	17,058,212
BBCMS Mortgage Trust 2019-BWAY A†	1.108%(1 Mo. LIBOR + .96	%)#	11/25/2034	25,000	24,327,137
Benchmark Mortgage Trust 2019-B12 WMA†	4.388	%#(l)	8/15/2052	35,544	34,468,794	(a)
CF Trust 2019-BOSS A1†	3.402%(1 Mo. LIBOR + 3.25	%)#	12/15/2021	18,200	16,809,621	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(l)	4/15/2049	9,991	6,307,976
COMM Mortgage Trust 2014-UBS5 AM	4.193	%#(l)	9/10/2047	17,906	19,673,430
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.752%(1 Mo. LIBOR + 1.60	%)#	5/15/2036	14,076	13,972,909
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(l)	2/25/2050	19,108	19,410,822
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(l)	1/25/2060	11,678	11,812,036
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	9,314	9,526,187
Great Wolf Trust 2019-WOLF A†	1.186%(1 Mo. LIBOR + 1.03	%)#	12/15/2036	49,981	48,353,624
JPMCC Commercial Mortgage Securities Trust 2017-JP5	4.025	%#(l)	3/15/2050	8,806	8,273,016
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(l)	1/26/2060	7,609	7,716,970
PFP Ltd. 2019-6 A†	1.202%(1 Mo. LIBOR + 1.05	%)#	4/14/2037	25,000	24,191,646
PFP Ltd. 2019-6 C†	2.252%(1 Mo. LIBOR + 2.10	%)#	4/14/2037	27,054	25,720,382
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(l)	2/25/2024	5,480	5,574,386
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(l)	2/25/2050	11,822	12,050,797
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	13,524	13,827,038
Total Non-Agency Commercial Mortgage-Backed Securities (cost $330,110,144)					327,464,710

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.06%

ENERGY: EXPLORATION & PRODUCTION 0.00%

Templar Energy LLC	Zero Coupon			444	1	(a)

TRANSPORTATION: INFRASTRUCTURE/SERVICES 0.06%

ACBL Holdings Corp. Series A	Zero Coupon			167	4,468,801
ACBL Holdings Corp. Series B	Zero Coupon			205	6,716,010
Total Preferred Stocks (cost $13,167,468)					11,184,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc. (cost $871,457)	$35.05	5/22/2022	165	$1,651	(a)
Total Long-Term Investments (cost $17,099,494,520)				18,015,420,440

			Principal Amount (000)
SHORT-TERM INVESTMENTS 0.78%

REPURCHASE AGREEMENT 0.61%

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $13,721,300 of U.S. Treasury Note at 1.875% due 05/31/2022; $96,547,300 of U.S. Treasury Note at 1.75% due 06/15/2022; value: $113,897,289; proceeds: $111,663,908 (cost $111,663,908)			$111,664	111,663,908

			Shares
Money Market Fund 0.15%

Fidelity Government Portfolio(m) (cost $27,927,882)			27,927,882	27,927,882

Time Deposit 0.02%

CitiBank N.A.(m) (cost $3,103,098)			3,103,098	3,103,098
Total Short-Term Investments (cost $142,694,888)				142,694,888
Total Investments in Securities 98.93% (cost $17,242,189,408)				18,158,115,328
Cash, Foreign Cash, Securities Lending and Other Assets in Excess Liabilities(n) 1.07%				196,383,943
Net Assets 100.00%				$18,354,499,271

AUD	Australian dollar.
EUR	Euro.
GBP	British pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $7,847,875,063, which represents 42.76% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2020.
(f)	Interest rate to be determined.
(g)	Defaulted (non-income producing security).
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Investment in non-U.S. dollar denominated securities.
(j)	Securities purchased on a when-issued basis.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Cash, Foreign Cash, Securities Lending and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2020 (1):

Referenced Index	Central Clearingparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.IG.34(4)(5)	Credit Suisse	1.00%	6/20/2025	$9,720,000	$(9,788,839)	$(68,839)	$32,821

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearingparty are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Issuers amounted to $32,821. Total unrealized depreciation on Credit Default Swaps on Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Credit Default Swaps on Indexes - Sell Protection at September 30, 2020 (1):

Referenced Index	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB.9(5)	Credit Suisse	3.00%	9/17/2058	$5,718,000	$4,212,852	$(246,061)	$(1,259,087)	$(1,505,148)
Markit CMBX NA.BBB.9(5)	Deutsche Bank	3.00%	9/17/2058	23,068,000	16,995,813	(992,678)	(5,079,509)	(6,072,187)
Markit CMBX NA.BBB.9(5)	Goldman Sachs	3.00%	9/17/2058	13,539,000	9,975,130	(582,620)	(2,981,250)	(3,563,870)
Total						$(1,821,359)	$(9,319,846)	$(11,141,205)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(9,319,846).
(4)	Includes upfront payments received.
(5)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage backed securities

Open Forward Foreign Currency Exchange Contracts at September 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	11/27/2020	41,000,000	$29,375,955	$29,370,341	$5,614
British pound	Sell	State Street Bank and Trust	12/8/2020	15,457,000	20,646,535	19,952,319	694,216
Euro	Sell	Credit Agricole CIB	12/4/2020	175,739,000	208,450,179	206,317,694	2,132,485
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,832,315

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	12/4/2020	4,740,000	$5,572,152	$5,564,763	$(7,389)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Open Futures Contracts at September 30, 2020:
Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	22,480	Long		$4,964,109,358		$4,967,201,886	$3,092,528

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2020	13,862	Long		$1,744,458,373		$1,747,045,188	$2,586,815
U.S. Long Bond	December 2020	167	Long		29,430,330		29,438,969	8,639
Total Unrealized Appreciation on Open Futures Contracts								$5,687,982

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	December 2020	49	Short	EUR	(6,621,283)	EUR	(6,623,330)	$(2,400)
U.S. 10-Year Treasury Note	December 2020	6,777	Short		$(942,943,851)		$(945,603,281)	(2,659,430)
U.S. 10-Year Ultra Treasury Bond	December 2020	4,095	Short		(649,969,989)		(654,880,078)	(4,910,089)
U.S. Ultra Treasury Bond	December 2020	4,311	Short		(940,532,724)		(956,233,688)	(15,700,964)
Total Unrealized Depreciation on Open Futures Contracts								$(23,272,883)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$652,805,875	$9,824,906	$662,630,781
Remaining Industries	—	39,015,683	—	39,015,683
Common Stocks
Auto Parts & Equipment	—	4,552,927	—	4,552,927
Energy: Exploration & Production	—	16,673	—	16,673
Media: Content	38,279,797	—	3,716,975	41,996,772
Personal & Household Products	39,521,852	472,157	12,560,985	52,554,994
Specialty Retail	79,075,127	6,331,126	—	85,406,253
Transportation: Infrastructure/Services	—	1,807,104	—	1,807,104
Remaining Industries	1,275,205,587	—	—	1,275,205,587
Convertible Bond	—	62,705,047	—	62,705,047
Floating Rate Loans
Personal & Household Products	—	32,445,175	234,524	32,679,699
Support: Services	—	59,861,156	19,317,848	79,179,004
Remaining Industries	—	781,312,054	—	781,312,054
Foreign Government Obligations	—	509,787,739	—	509,787,739
High Yield Corporate Bonds
Agency	—	—	32,336,845	32,336,845
Automakers	—	413,620,892	1,500	413,622,392
Banking	—	933,075,221	2,250	933,077,471
Metals/Mining (Excluding Steel)	—	261,624,306	19	261,624,325
Telecommunications: Wireline Integrated & Services	—	427,009,653	1,500	427,011,153
Remaining Industries	—	11,450,586,975	—	11,450,586,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Miscellaneous	$—	$460,212,099	$42,054,216	$502,266,315
Other Revenue	—	27,393,474	—	27,393,474
Non-Agency Commercial Mortgage-Backed Securities	—	276,186,295	51,278,415	327,464,710
Preferred Stocks	—	11,184,811	1	11,184,812
Warrant	—	—	1,651	1,651
Short-Term Investments
Money Market Funds	27,927,882	—	—	27,927,882
Repurchase Agreement	—	111,663,908	—	111,663,908
Time Deposit	—	3,103,098	—	3,103,098
Total	$1,460,010,245	$16,526,773,448	$171,331,635	$18,158,115,328
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	32,821	—	32,821
Credit Default Swap Contracts
Liabilities	—	(11,141,205)	—	(11,141,205)
Forward Foreign Currency Exchange Contracts
Assets	—	2,832,315	—	2,832,315
Liabilities	—	(7,389)	—	(7,389)
Futures Contracts
Assets	5,687,982	—	—	5,687,982
Liabilities	(23,272,883)	—	—	(23,272,883)
Total	$(17,584,901)	$(8,283,458)	$—	$(25,868,359)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Municipal Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock	Warrants
Balance as of January 1, 2020	$10,441,539	$14,526,216	$104,178,425	$5,269	$—	$53,842,824	$—	$1,651
Accrued Discounts (Premiums)	—	—	70,878	—	(170,631)	9,004	—	—
Realized Gain (Loss)	(534,204)	—	(597,391)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	(486,711)	1,785,090	(33,608)	(285,541)	1,216,707	(2,573,413)	1	—
Purchases	—	—	18,597,537	32,622,386	—	—		—
Sales	(6,418,606)	—	(16,552,464)	—	—	—	—	—
Transfers into Level 3	6,822,888	—	—	—	41,008,140	—	—	—
Transfers out of Level 3	—	(33,346)	(86,111,005)	—	—	—	—	—
Balance as of September 30, 2020	$9,824,906	$16,277,960	$19,552,372	$32,342,114	$42,054,216	$51,278,415	$1	$1,651
Change in unrealized appreciation/depreciation for the period ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$(486,711)	$1,785,090	$36,332	$(285,541)	$1,216,707	$(2,573,413)	$1	$—

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$ 31,365,913	$ 31,030,980